BORROWING	12 Months Ended
Dec. 31, 2023
BORROWING.
BORROWING

NOTE 14 – BORROWING:

a.   Credit agreement with HCRM

On February 23, 2020 (“Closing Date”), RedHill Inc. entered into a credit agreement and certain security documents (the “Credit Agreement”) with HCRM.

The Credit Agreement contained certain customary affirmative and negative covenants, including a financial covenant requiring RedHill Inc. to maintain a minimum level of cash, as well as a covenant requiring it to maintain minimum net sales. In 2022, the Company did not maintain certain covenants in the Credit Agreement. Subsequently, on February 2, 2023, RedHill Inc. reached a definitive agreement with HCRM resulting in the extinguishment of all of RedHill Inc. debt obligations (including all principal, interest, revenue interest, prepayment premiums and exit fees) under the Credit Agreement in exchange for the transfer of its rights in Movantik® to Movantik Acquisition Co., an affiliate of HCRM. See also note 15(6).

NOTE 14 – BORROWING (cont.):

As described above, the Credit Agreement contained a financial covenant requiring the Company to maintain a level of cash liquidity, on any business day from the Closing Date to the maturity date, in accounts that are subject to HCRM’s control. Therefore, the amounts of minimum cash and cash equivalents are excluded from cash and cash equivalents in the Statements of Financial Position and the Statements of Cash Flows. Instead, these amounts are presented as restricted cash in the Statements of Financial Position and the movements in this restricted cash are presented as financing activities in the Statements of Cash Flows. see also note 15 (6).

b. Reconciliation of liabilities arising from financing activities:

	U.S. dollars in thousands
				Non-cash changes
	January 1, 2023	Proceeds from borrowings	Principal and interest payments (includes credits)	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	December 31, 2023
Borrowing	115,216	—	—	—	(115,216)	—	—	—
Payable in respect of intangible assets purchase	11,157	—	(6,555)	—	(4,602)	—	—	—
Lease liabilities	7,475	—	(1,529)	270	(5,413)	367	3	1,173

				Non-cash changes
	January 1, 2022	Proceeds from borrowings	Principal and interest payments	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	December 31, 2022
Borrowing	83,620		(7,507)	—	—	39,103	—	115,216
Payable in respect of intangible assets purchase	20,480		(11,123)	—	—	1,800	—	11,157
Lease liabilities	4,192		(2,010)	5,003		430	(140)	7,475

				Non-cash changes
	January 1, 2021	Proceeds from borrowings	Principal and interest payments	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	December 31, 2021
Borrowing	81,386	—	(9,701)	—	—	11,935	—	83,620
Payable in respect of intangible assets purchase	24,746	—	(8,500)	—	—	4,234	—	20,480
Lease liabilities	5,517	—	(2,107)	385	—	355	42	4,192